Salaries and social security taxes payable (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries And Social Security Taxes Payable
Salaries	$ 164,110	$ 173,661	$ 159,817
Social security taxes	63,820	67,535	62,151
Total salaries and social security taxes	$ 227,930	$ 241,196	$ 221,968